Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Share		Additional paid-in- capital	Accumulated deficit	Transactions with noncontrolling interests	Total Jeffs Brands shareholders’ equity	Noncontrolling interest	Total
Balance at Dec. 31, 2022				$ 16,499	$ (3,678)		$ 12,821		$ 12,821
Balance (in Shares) at Dec. 31, 2022	[1]	382
Net loss					(4,598)		(4,598)		(4,598)
Issuance of ordinary shares to SciSparc Ltd.				288			288		288
Issuance of ordinary shares to SciSparc Ltd. (in Shares)	[1]	11
Balance at Dec. 31, 2023				16,787	(8,276)		8,511		8,511
Balance (in Shares) at Dec. 31, 2023	[1]	393
Net loss					(7,804)		(7,804)		(7,804)
Issuance of ordinary shares and pre-funded warrants, net				2,557			2,557		2,557
Issuance of ordinary shares and pre-funded warrants, net (in Shares)	[1]	609
Exercise of pre-funded warrants
Exercise of pre-funded warrants (in Shares)	[1]	2,739
Exercise of Series A Warrants				2,293			2,293		2,293
Exercise of Series A Warrants (in Shares)	[1]	3,468
Balance at Dec. 31, 2024				21,637	(16,080)		5,557		$ 5,557
Balance (in Shares) at Dec. 31, 2024		7,209	[1]						7,210	[2]
Net loss					(3,677)		(3,677)	(370)	$ (4,047)
Issuance of ordinary shares and pre-funded warrants, net				541			541		541
Issuance of ordinary shares and pre-funded warrants, net (in Shares)	[1]	2,784
Exercise of pre-funded warrants
Exercise of pre-funded warrants (in Shares)	[1]	5,362
Exercise of Series A Warrants				1,007			1,007		1,007
Exercise of Series A Warrants (in Shares)	[1]	3,850
Conversions of convertible promissory note				7,517			7,517		7,517
Conversions of convertible promissory note (in Shares)	[1]	227,348
Reclassification of warrants from liability to equity				232			232		232
Effect of reverse recapitalization (Note 3(b))						203	203	506	709
Fort’s loan conversion (Note 3(b))						(530)	(530)	530
Exercise of options in subsidiary						8	8	3	11
Share-based payment in connection with issuance costs of convertible debentures								242	242
Share-based compensation				595			595	92	687
Share-based compensation (in Shares)		4,174
Balance at Dec. 31, 2025				$ 31,529	$ (19,757)	$ (319)	$ 11,453	$ 1,003	$ 12,456
Balance (in Shares) at Dec. 31, 2025		250,727	[1]						250,727	[2]

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share splits effected in November 2024, June 2025 and February 2026. See Note 1(d).
[2]	Share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share splits effected in November 2024, June 2025 and February 2026. See Note 1(d).